JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 96.8%
Aerospace & Defense — 0.2%
Ducommun, Inc.*	3		168
Moog, Inc., Class A	1		123
Vectrus, Inc.*	1		25

			316

Air Freight & Logistics — 0.6%
Forward Air Corp.	2		205
Hub Group, Inc., Class A*	12		950
Radiant Logistics, Inc.*	16		101

			1,256

Airlines — 0.1%
Alaska Air Group, Inc.*	5		296

Auto Components — 0.5%
American Axle & Manufacturing Holdings, Inc.*	35		270
Goodyear Tire & Rubber Co. (The)*	27		381
Patrick Industries, Inc.	4		265

			916

Banks — 8.6%
Amalgamated Financial Corp.	7		122
Ameris Bancorp	4		181
Associated Banc-Corp.	6		143
Banc of California, Inc.	9		170
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	18		642
Bar Harbor Bankshares	3		74
Business First Bancshares, Inc.	6		153
Byline Bancorp, Inc.	3		75
Cadence Bank	14		398
Capital Bancorp, Inc.	2		34
Capstar Financial Holdings, Inc.	10		213
Cathay General Bancorp	3		139
Central Pacific Financial Corp.	2		53
Coastal Financial Corp.*	1		37
Community Trust Bancorp, Inc.	1		27
ConnectOne Bancorp, Inc.	30		948
Customers Bancorp, Inc.*	9		485
CVB Financial Corp.	9		209
Dime Community Bancshares, Inc.	2		80
Enterprise Financial Services Corp.	2		112
FB Financial Corp.	2		93
Financial Institutions, Inc.	7		205
First BanCorp (Puerto Rico)	52		677
First Bank	2		27
First Citizens BancShares, Inc., Class A	—	(a)	49
First Commonwealth Financial Corp.	12		182
First Community Bankshares, Inc.	1		38
First Foundation, Inc.	7		170
First Horizon Corp.	28		651
First Internet Bancorp	2		90
FNB Corp.	29		355
Great Southern Bancorp, Inc.	2		136
Hancock Whitney Corp.	10		537
Hanmi Financial Corp.	8		207
HBT Financial, Inc.	7		127
Heartland Financial USA, Inc.	3		134
Heritage Commerce Corp.	8		92
Home BancShares, Inc.	3		70
HomeStreet, Inc.	4		171
Investors Bancorp, Inc.	75		1,121
Lakeland Bancorp, Inc.	5		80
Meta Financial Group, Inc.	4		203
Metropolitan Bank Holding Corp.*	2		153
Mid Penn Bancorp, Inc.	1		32
MidWestOne Financial Group, Inc.	1		40
MVB Financial Corp.	1		21
OceanFirst Financial Corp.	32		635
OFG Bancorp (Puerto Rico)	4		93
Old National Bancorp	23		369
Old Second Bancorp, Inc.	3		49
Origin Bancorp, Inc.	4		161
PacWest Bancorp	9		407
Peapack-Gladstone Financial Corp.	3		114
Peoples Bancorp, Inc.	2		63
Popular, Inc. (Puerto Rico)	10		826
QCR Holdings, Inc.	4		226
RBB Bancorp	2		48
Republic Bancorp, Inc., Class A	1		36
Sierra Bancorp	1		31
Signature Bank	4		1,094
SmartFinancial, Inc.	4		110
South Plains Financial, Inc.	1		16
Synovus Financial Corp.	9		426
United Community Banks, Inc.	7		233
Valley National Bancorp	36		469
Veritex Holdings, Inc.	9		328
Webster Financial Corp.	4		252
Western Alliance Bancorp	4		315
Wintrust Financial Corp.	3		279
Zions Bancorp NA	9		603

			17,139

Beverages — 0.1%
Coca-Cola Consolidated, Inc.	—	(a)	224

Biotechnology — 7.0%
2seventy bio, Inc.*(b)	—	(a)	5
Adagio Therapeutics, Inc.*	41		189
Akebia Therapeutics, Inc.*	142		102
Alector, Inc.*	10		145
Allogene Therapeutics, Inc.*	10		91
Amicus Therapeutics, Inc.*	96		904
AnaptysBio, Inc.*	27		668
Arrowhead Pharmaceuticals, Inc.*	11		501
Atara Biotherapeutics, Inc.*	2		19
Beam Therapeutics, Inc.*(b)	7		401
Biohaven Pharmaceutical Holding Co. Ltd.*	2		261
Bluebird Bio, Inc.*(b)	1		4
Blueprint Medicines Corp.*	5		287
Bolt Biotherapeutics, Inc.*(b)	6		17
Bridgebio Pharma, Inc.*(b)	5		55
CareDx, Inc.*	3		111
Catalyst Pharmaceuticals, Inc.*	44		362
Chinook Therapeutics, Inc.*(b)	13		217
Coherus Biosciences, Inc.*(b)	14		174
Decibel Therapeutics, Inc.*(b)	19		57
Fate Therapeutics, Inc.*	26		1,011
Frequency Therapeutics, Inc.*	46		96
Gritstone bio, Inc.*	3		11

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Inozyme Pharma, Inc.*	38	155
Intellia Therapeutics, Inc.*	9	639
Jounce Therapeutics, Inc.*	8	55
Kronos Bio, Inc.*(b)	14	103
Kura Oncology, Inc.*	1	23
Kymera Therapeutics, Inc.*	14	576
MeiraGTx Holdings plc*	7	97
Molecular Templates, Inc.*(b)	27	93
Mustang Bio, Inc.*(b)	69	69
Myriad Genetics, Inc.*	22	547
Natera, Inc.*	5	199
PMV Pharmaceuticals, Inc.*(b)	28	579
PTC Therapeutics, Inc.*	8	291
Radius Health, Inc.*	1	10
Relay Therapeutics, Inc.*	20	603
REVOLUTION Medicines, Inc.*(b)	15	393
Sage Therapeutics, Inc.*	4	146
Sarepta Therapeutics, Inc.*	11	828
Sera Prognostics, Inc., Class A*(b)	45	171
SpringWorks Therapeutics, Inc.*	7	401
Spruce Biosciences, Inc.*(b)	13	27
Sutro Biopharma, Inc.*	2	19
TCR2 Therapeutics, Inc.*	5	13
Travere Therapeutics, Inc.*	30	781
Turning Point Therapeutics, Inc.*	6	158
Vericel Corp.*	7	260
Xencor, Inc.*	37	992
Y-mAbs Therapeutics, Inc.*(b)	1	10

		13,926

Building Products — 1.5%
Apogee Enterprises, Inc.	4	190
Builders FirstSource, Inc.*	27	1,727
Cornerstone Building Brands, Inc.*	13	304
Quanex Building Products Corp.(b)	10	206
Resideo Technologies, Inc.*	5	122
UFP Industries, Inc.	6	494

		3,043

Capital Markets — 1.4%
AssetMark Financial Holdings, Inc.*	2	36
Blucora, Inc.*	17	332
Cowen, Inc., Class A	10	269
Donnelley Financial Solutions, Inc.*	23	752
Federated Hermes, Inc.	1	34
Focus Financial Partners, Inc., Class A*	12	544
Piper Sandler Cos.	2	276
Stifel Financial Corp.	6	390
Virtus Investment Partners, Inc.	1	222

		2,855

Chemicals — 1.9%
AdvanSix, Inc.	7	347
Avient Corp.	15	706
Cabot Corp.	9	629
Ecovyst, Inc.	6	72
HB Fuller Co.	9	601
Ingevity Corp.*	6	397
Koppers Holdings, Inc.	1	39
Minerals Technologies, Inc.	2	159
Sensient Technologies Corp.	2	134
Trinseo plc	3	153
Tronox Holdings plc, Class A	19	370
Zymergen, Inc.*	29	83

		3,690

Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	34	1,556
ACCO Brands Corp.	26	206
Brink’s Co. (The)	4	245
HNI Corp.	6	211
MillerKnoll, Inc.	16	570
SP Plus Corp.*	10	298
Tetra Tech, Inc.	3	462

		3,548

Construction & Engineering — 2.2%
Argan, Inc.	21	852
Comfort Systems USA, Inc.	10	846
EMCOR Group, Inc.	8	921
Fluor Corp.*	4	115
Great Lakes Dredge & Dock Corp.*	30	415
MasTec, Inc.*	9	749
Primoris Services Corp.	14	326
Sterling Construction Co., Inc.*	8	204

		4,428

Consumer Finance — 0.4%
Green Dot Corp., Class A*	8	220
Navient Corp.	6	101
Nelnet, Inc., Class A	1	110
PROG Holdings, Inc.*	13	383

		814

Containers & Packaging — 0.2%
Greif, Inc., Class A	6	416

Diversified Consumer Services — 0.0%(c)
WW International, Inc.*	6	63

Diversified Telecommunication Services — 0.7%
IDT Corp., Class B*	26	869
Liberty Latin America Ltd., Class A (Chile)*	21	199
Liberty Latin America Ltd., Class C (Chile)*	19	178
Ooma, Inc.*	12	174

		1,420

Electric Utilities — 0.7%
IDACORP, Inc.	2	231
Portland General Electric Co.	14	776
Via Renewables, Inc.	43	353

		1,360

Electrical Equipment — 0.9%
Atkore, Inc.*	11	1,068
AZZ, Inc.	7	352
Bloom Energy Corp., Class A*(b)	14	331
Powell Industries, Inc.	2	39

		1,790

Electronic Equipment, Instruments & Components — 3.0%
Advanced Energy Industries, Inc.	6	473
Benchmark Electronics, Inc.	30	739
Fabrinet (Thailand)*	7	683
OSI Systems, Inc.*	6	477
Sanmina Corp.*	23	938
ScanSource, Inc.*	6	212
TTM Technologies, Inc.*	105	1,550
Vishay Intertechnology, Inc.	24	474

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Vishay Precision Group, Inc.*	11		350

			5,896

Energy Equipment & Services — 1.1%
ChampionX Corp.*	20		477
National Energy Services Reunited Corp.*	8		70
Newpark Resources, Inc.*	32		117
NexTier Oilfield Solutions, Inc.*	56		517
Oil States International, Inc.*	15		107
Patterson-UTI Energy, Inc.	20		308
Select Energy Services, Inc., Class A*	44		375
Solaris Oilfield Infrastructure, Inc., Class A	19		211

			2,182

Entertainment — 1.2%
AMC Entertainment Holdings, Inc., Class A*(b)	27		673
Cinemark Holdings, Inc.*	18		309
IMAX Corp.*	43		807
Lions Gate Entertainment Corp., Class A*	39		640

			2,429

Equity Real Estate Investment Trusts (REITs) — 6.2%
Agree Realty Corp.	1		80
Alexander & Baldwin, Inc.	13		311
American Assets Trust, Inc.	2		83
Apple Hospitality REIT, Inc.	43		769
Armada Hoffler Properties, Inc.	12		168
Broadstone Net Lease, Inc.	8		166
CareTrust REIT, Inc.	7		129
Centerspace	2		196
Chatham Lodging Trust*	2		32
City Office REIT, Inc.	9		154
Community Healthcare Trust, Inc.	2		68
Corporate Office Properties Trust	4		120
Cousins Properties, Inc.	5		196
DiamondRock Hospitality Co.*	13		129
DigitalBridge Group, Inc.*	53		378
EastGroup Properties, Inc.	3		681
Essential Properties Realty Trust, Inc.	7		164
First Industrial Realty Trust, Inc.	7		433
Four Corners Property Trust, Inc.	11		284
Getty Realty Corp.	2		43
Gladstone Commercial Corp.	6		139
Global Medical REIT, Inc.	4		67
Healthcare Realty Trust, Inc.	21		580
Highwoods Properties, Inc.	1		50
Independence Realty Trust, Inc.	12		323
Innovative Industrial Properties, Inc.	—	(a)	41
Kite Realty Group Trust	29		658
National Storage Affiliates Trust	13		840
Necessity Retail REIT, Inc. (The)	9		74
NETSTREIT Corp.(b)	2		54
Paramount Group, Inc.	12		134
Phillips Edison & Co., Inc.	7		254
Physicians Realty Trust	11		184
Piedmont Office Realty Trust, Inc., Class A	15		253
Plymouth Industrial REIT, Inc.	13		341
PotlatchDeltic Corp.	13		707
Retail Opportunity Investments Corp.	19		363
RLJ Lodging Trust	4		59
Ryman Hospitality Properties, Inc.*	4		325
SITE Centers Corp.	26		434
STAG Industrial, Inc.	14		587
Summit Hotel Properties, Inc.*	4		44
Sunstone Hotel Investors, Inc.*	7		80
Terreno Realty Corp.	6		452
UMH Properties, Inc.	7		165
Xenia Hotels & Resorts, Inc.*	26		500

			12,292

Food & Staples Retailing — 1.8%
Andersons, Inc. (The)	9		442
BJ’s Wholesale Club Holdings, Inc.*	15		1,041
SpartanNash Co.	12		386
Sprouts Farmers Market, Inc.*	40		1,292
United Natural Foods, Inc.*	11		455

			3,616

Food Products — 0.6%
Bunge Ltd.	2		233
Darling Ingredients, Inc.*	11		852
Seneca Foods Corp., Class A*	2		113

			1,198

Gas Utilities — 0.7%
Brookfield Infrastructure Corp., Class A (Canada)	6		453
Chesapeake Utilities Corp.	2		289
Southwest Gas Holdings, Inc.	5		415
Spire, Inc.	5		330

			1,487

Health Care Equipment & Supplies — 3.8%
Alphatec Holdings, Inc.*(b)	14		160
Apyx Medical Corp.*	11		69
Cutera, Inc.*	18		1,270
Heska Corp.*(b)	3		373
Inogen, Inc.*	1		45
iRhythm Technologies, Inc.*	11		1,780
Lantheus Holdings, Inc.*	5		254
Merit Medical Systems, Inc.*	4		279
Natus Medical, Inc.*	8		215
NuVasive, Inc.*	23		1,321
Ortho Clinical Diagnostics Holdings plc*	41		766
Orthofix Medical, Inc.*(b)	17		553
Outset Medical, Inc.*	3		154
SI-BONE, Inc.*	13		296

			7,535

Health Care Providers & Services — 3.2%
AdaptHealth Corp.*	38		611
Cross Country Healthcare, Inc.*	11		234
Hanger, Inc.*	10		176
LHC Group, Inc.*	1		185
ModivCare, Inc.*	4		508
National HealthCare Corp.	3		225
Option Care Health, Inc.*	46		1,299
Owens & Minor, Inc.	13		555
Select Medical Holdings Corp.	26		612
Tenet Healthcare Corp.*	17		1,459
Tivity Health, Inc.*	17		544

			6,408

Health Care Technology — 1.8%
Allscripts Healthcare Solutions, Inc.*	29		655
Inspire Medical Systems, Inc.*	2		488
NextGen Healthcare, Inc.*	50		1,050

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Omnicell, Inc.*	8	984
Schrodinger, Inc.*	11	365

		3,542

Hotels, Restaurants & Leisure — 1.4%
Bloomin’ Brands, Inc.	22	485
Boyd Gaming Corp.	3	210
Brinker International, Inc.*	4	161
Dine Brands Global, Inc.	4	327
International Game Technology plc(b)	7	168
Marriott Vacations Worldwide Corp.	4	663
RCI Hospitality Holdings, Inc.	2	104
Scientific Games Corp.*	5	288
SeaWorld Entertainment, Inc.*	6	454

		2,860

Household Durables — 1.3%
Helen of Troy Ltd.*	1	274
Lifetime Brands, Inc.	21	263
Meritage Homes Corp.*	3	214
Sonos, Inc.*	14	392
Tri Pointe Homes, Inc.*	59	1,181
Tupperware Brands Corp.*	6	107
Universal Electronics, Inc.*	6	200

		2,631

Household Products — 0.5%
Central Garden & Pet Co., Class A*	24	979

Independent Power and Renewable Electricity Producers — 0.8%
Clearway Energy, Inc.	12	387
Clearway Energy, Inc., Class C	31	1,138
Vistra Corp.	4	85

		1,610

Insurance — 1.2%
American Equity Investment Life Holding Co.	4	173
CNO Financial Group, Inc.	5	115
Employers Holdings, Inc.	1	26
Kinsale Capital Group, Inc.	1	182
RLI Corp.	6	608
Selective Insurance Group, Inc.	4	357
Stewart Information Services Corp.	15	916

		2,377

Interactive Media & Services — 1.1%
Cars.com, Inc.*	17	250
Liberty TripAdvisor Holdings, Inc., Class A*	347	712
Yelp, Inc.*	15	501
Ziff Davis, Inc.*	7	677

		2,140

Internet & Direct Marketing Retail — 0.3%
Overstock.com, Inc.*	2	92
Shutterstock, Inc.	6	540

		632

IT Services — 1.3%
BM Technologies, Inc.*(b)	2	17
DigitalOcean Holdings, Inc.*	11	637
Perficient, Inc.*	5	539
TTEC Holdings, Inc.	11	941
Unisys Corp.*	20	421

		2,555

Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp.*	4	50
Personalis, Inc.*	28	229
Quanterix Corp.*	6	184

		463

Machinery — 1.6%
Columbus McKinnon Corp.	12	488
Manitowoc Co., Inc. (The)*	13	198
Meritor, Inc.*	10	359
Mueller Industries, Inc.	4	228
Terex Corp.	16	556
Wabash National Corp.	4	65
Watts Water Technologies, Inc., Class A	10	1,326

		3,220

Marine — 0.3%
Costamare, Inc. (Monaco)	30	505

Media — 0.9%
Fluent, Inc.*	26	54
Gray Television, Inc.	14	318
National CineMedia, Inc.	58	146
Sinclair Broadcast Group, Inc., Class A(b)	11	305
TEGNA, Inc.	47	1,056

		1,879

Metals & Mining — 1.4%
Alcoa Corp.	6	558
Arconic Corp.*	12	305
Cleveland-Cliffs, Inc.*	9	290
Coeur Mining, Inc.*	19	86
Commercial Metals Co.	18	753
Constellium SE*	14	248
Hecla Mining Co.	10	68
Schnitzer Steel Industries, Inc., Class A	4	186
SunCoke Energy, Inc.	28	253
Warrior Met Coal, Inc.	1	41
Worthington Industries, Inc.	1	72

		2,860

Mortgage Real Estate Investment Trusts (REITs) — 1.5%
Ares Commercial Real Estate Corp.	21	321
Blackstone Mortgage Trust, Inc., Class A	21	654
Brightspire Capital, Inc.	4	38
Ellington Financial, Inc.	15	273
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7	337
KKR Real Estate Finance Trust, Inc.	30	608
Ladder Capital Corp.	24	287
MFA Financial, Inc.	14	55
Ready Capital Corp.	10	157
Redwood Trust, Inc.	17	176
TPG RE Finance Trust, Inc.	14	161

		3,067

Multiline Retail — 1.0%
Dillard’s, Inc., Class A(b)	4	1,060
Macy’s, Inc.	38	914

		1,974

Oil, Gas & Consumable Fuels — 5.1%
Antero Resources Corp.*	38	1,157
Arch Resources, Inc.	5	618
Berry Corp.	29	303
CNX Resources Corp.*	9	180
CVR Energy, Inc.	8	197
Delek US Holdings, Inc.*	4	90

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Green Plains, Inc.*(b)	8		254
Magnolia Oil & Gas Corp., Class A	20		482
Matador Resources Co.	17		879
Oasis Petroleum, Inc.	2		307
Ovintiv, Inc.	54		2,921
PBF Energy, Inc., Class A*	2		37
PDC Energy, Inc.	20		1,461
Peabody Energy Corp.*	6		142
REX American Resources Corp.*	1		70
SFL Corp. Ltd. (Norway)	12		120
SM Energy Co.	7		277
Southwestern Energy Co.*	85		607

			10,102

Paper & Forest Products — 0.5%
Clearwater Paper Corp.*	1		28
Louisiana-Pacific Corp.	6		373
Schweitzer-Mauduit International, Inc.	20		536

			937

Personal Products — 0.7%
Edgewell Personal Care Co.	18		653
elf Beauty, Inc.*	16		400
Medifast, Inc.	2		256

			1,309

Pharmaceuticals — 1.2%
Angion Biomedica Corp.*	16		34
Arvinas, Inc.*	—	(a)	27
Axsome Therapeutics, Inc.*	19		770
Cara Therapeutics, Inc.*	6		70
Durect Corp.*(b)	326		219
Landos Biopharma, Inc.*	22		32
Lannett Co., Inc.*(b)	100		79
NGM Biopharmaceuticals, Inc.*	14		210
Phibro Animal Health Corp., Class A	4		72
Revance Therapeutics, Inc.*	47		923

			2,436

Professional Services — 2.6%
Barrett Business Services, Inc.	10		759
Heidrick & Struggles International, Inc.	9		344
KBR, Inc.	25		1,363
Kelly Services, Inc., Class A	4		91
Kforce, Inc.	7		518
Korn Ferry	17		1,130
TriNet Group, Inc.*	5		521
TrueBlue, Inc.*	14		402

			5,128

Real Estate Management & Development — 0.7%
Cushman & Wakefield plc*	33		685
Jones Lang LaSalle, Inc.*	1		172
Kennedy-Wilson Holdings, Inc.	13		320
Realogy Holdings Corp.*	9		144
RMR Group, Inc. (The), Class A	1		44

			1,365

Road & Rail — 0.5%
ArcBest Corp.	7		600
Avis Budget Group, Inc.*	2		421

			1,021

Semiconductors & Semiconductor Equipment — 2.2%
Alpha & Omega Semiconductor Ltd.*	14		792
Ambarella, Inc.*	2		210
Amkor Technology, Inc.	24		528
Diodes, Inc.*	3		270
Ichor Holdings Ltd.*	7		256
PDF Solutions, Inc.*(b)	6		153
Power Integrations, Inc.	5		491
Rambus, Inc.*	4		137
Semtech Corp.*	6		402
SMART Global Holdings, Inc.*	23		599
Synaptics, Inc.*	1		100
Ultra Clean Holdings, Inc.*	9		360

			4,298

Software — 4.3%
Asana, Inc., Class A*	13		508
Avaya Holdings Corp.*	26		333
Blackbaud, Inc.*	4		239
Blackline, Inc.*	2		176
Cerence, Inc.*	3		105
Consensus Cloud Solutions, Inc.*	2		136
Digital Turbine, Inc.*	7		302
eGain Corp.*	54		624
JFrog Ltd. (Israel)*	2		57
Marathon Digital Holdings, Inc.*(b)	11		296
MicroStrategy, Inc., Class A*(b)	—	(a)	122
Mimecast Ltd.*	17		1,384
PagerDuty, Inc.*	10		328
Paycor HCM, Inc.*	10		298
SailPoint Technologies Holding, Inc.*	6		281
SPS Commerce, Inc.*	1		66
Tenable Holdings, Inc.*	3		196
Verint Systems, Inc.*	39		2,022
Workiva, Inc.*	1		59
Xperi Holding Corp.	25		438
Zuora, Inc., Class A*	43		649

			8,619

Specialty Retail — 2.2%
Aaron’s Co., Inc. (The)	3		63
Academy Sports & Outdoors, Inc.(b)	12		453
Asbury Automotive Group, Inc.*	3		449
Genesco, Inc.*	6		361
Group 1 Automotive, Inc.	4		596
Guess?, Inc.(b)	11		234
Hibbett, Inc.	7		319
ODP Corp. (The)*	3		135
Rent-A-Center, Inc.(b)	24		607
Signet Jewelers Ltd.	12		836
Zumiez, Inc.*	8		313

			4,366

Technology Hardware, Storage & Peripherals — 1.0%
Avid Technology, Inc.*	11		380
Super Micro Computer, Inc.*	41		1,561

			1,941

Textiles, Apparel & Luxury Goods — 1.1%
Crocs, Inc.*	2		153
Deckers Outdoor Corp.*	5		1,253
G-III Apparel Group Ltd.*	3		73
Kontoor Brands, Inc.	7		281
Movado Group, Inc.	8		320
PLBY Group, Inc.*(b)	8		101

			2,181

Thrifts & Mortgage Finance — 2.7%
Axos Financial, Inc.*	6		264
Essent Group Ltd.	17		696
Flagstar Bancorp, Inc.	17		734

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
FS Bancorp, Inc.	1	43
Kearny Financial Corp.	12	160
Luther Burbank Corp.	5	61
Merchants Bancorp	1	21
MGIC Investment Corp.	21	279
Mr. Cooper Group, Inc.*	10	461
NMI Holdings, Inc., Class A*	14	287
PennyMac Financial Services, Inc.	2	128
Provident Bancorp, Inc.	10	159
Provident Financial Services, Inc.	7	158
Radian Group, Inc.	34	759
Walker & Dunlop, Inc.	8	970
Washington Federal, Inc.	5	158

		5,338

Trading Companies & Distributors — 5.0%
Applied Industrial Technologies, Inc.	2	236
Beacon Roofing Supply, Inc.*	9	509
Boise Cascade Co.	7	472
GMS, Inc.*(b)	40	1,989
Herc Holdings, Inc.	13	2,088
MRC Global, Inc.*	20	235
NOW, Inc.*	55	609
Rush Enterprises, Inc., Class A	29	1,487
Titan Machinery, Inc.*	3	88
Veritiv Corp.*	6	828
WESCO International, Inc.*	12	1,497

		10,038

TOTAL COMMON STOCKS (Cost $154,451)		192,916

	No. of Rights (000)
RIGHTS — 0.0%(c)
Biotechnology — 0.0%(c)
Contra Aduro Biotech I*‡ (Cost $63)	21	—	(a)

	Shares (000)
SHORT-TERM INVESTMENTS — 6.4%
INVESTMENT COMPANIES — 3.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.22%(d)(e) (Cost $6,635)	6,635	6,635

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30%(d)(e) 4,693		4,689
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(d)(e) 1,431		1,431

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $6,121)		6,120

TOTAL SHORT-TERM INVESTMENTS (Cost $12,756)		12,755

Total Investments — 103.2% (Cost $167,270)		205,671
Liabilities in Excess of Other Assets — (3.2)%		(6,379)

Net Assets — 100.0%		199,292

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	Amount rounds to less than one thousand.
(b)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $5,751.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	57	06/2022	USD	5,886	260

Abbreviations

USD	United States Dollar

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$192,916	$—	$—		$192,916
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	6,635	—	—		6,635
Investment of Cash Collateral from Securities Loaned	6,120	—	—		6,120

Total Short-Term Investments	12,755	—	—		12,755

Total Investments in Securities	$205,671	$—	$—	(a)	$205,671

Appreciation in Other Financial Instruments
Futures Contracts	$260	$—	$—		$260

(a)	Amount rounds to less than one thousand.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended March 31, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at March 31, 2022	Shares at March 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30%(a)(b)	$9,193	$8,000	$12,500	$(4)	$—	(c)	$4,689	4,693	$2		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(a)(b)	2,374	12,197	13,140	—	—		1,431	1,431	—	(c)	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.22%(a)(b)	6,890	11,979	12,234	—	—		6,635	6,635	1		—

Total	$18,457	$32,176	$37,874	$(4)	$—	(c)	$12,755		$3		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
(c)	Amount rounds to less than one thousand.